IMPAIRMENT - Additional information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018
IMPAIRMENT
Impairment loss after-tax	$ 671.1	$ 282.1	$ 953.2